Segment information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Income Data by Operating Segment
Consolidated statements of income data by operating segment – year ended December 31, 2019:

	Commercial Aviation	Defense and Security (i)	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6	—	5,462.6
Cost of sales and services	(1,971.2)	(711.4)	(1,211.2)	(755.5)	(17.8)	(4,667.1)	—	(4,667.1)
Gross profit	263.2	63.9	185.8	291.2	(8.6)	795.5	—	795.5
Gross profit %	11.8%	8.2%	13.3%	27.8%	-93.5%	14.6%		14.6%

Operating income (expense)	(332.3)	(110.4)	(235.2)	(176.5)	(18.1)	(872.5)	—	(872.5)
Operating profit before financial income (expense)	(69.1)	(46.5)	(49.4)	114.7	(26.7)	(77.0)	—	(77.0)

Financial income (expense), net							(116.1)	(116.1)
Foreign exchange gain (loss), net							6.9	6.9
Loss before taxes on income								(186.2)

Income tax expense							(130.3)	(130.3)

Net income								(316.5)

Consolidated statements of income data by operating segment – year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1	—	5,071.1
Cost of sales and services	(1,976.7)	(702.3)	(914.0)	(689.0)	(21.1)	(4,303.1)	—	(4,303.1)
Gross profit	381.6	(90.2)	190.3	291.8	(5.5)	768.0	—	768.0

Gross profit %	16.2%	-14.7%	17.2%	29.8%	-35.3%	15.1%		15.1%
Operating income (expense)	(229.1)	(93.0)	(235.0)	(168.7)	(6.9)	(732.7)	—	(732.7)
Operating profit before financial income (expense)	152.5	(183.2)	(44.7)	123.1	(12.4)	35.3	—	35.3

Financial income (expense), net							(171.5)	(171.5)
Foreign exchange gain (loss), net							—	—
Loss before taxes on income								(136.2)

Income tax expense							(35.0)	(35.0)

Net income								(171.2)

Consolidated statements of income data by operating segment – year ended December 31, 2017:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4	—	5,859.4
Cost of sales and services	(2,178.1)	(792.9)	(1,126.4)	(640.3)	(26.4)	(4,764.1)	—	(4,764.1)
Gross profit	593.3	60.8	153.9	281.9	5.4	1,095.3	—	1,095.3
Gross profit %	21.4%	7.1%	12.0%	30.6%	17.0%	18.7%	0.0%	18.7%

Operating income (expense)	(230.5)	(109.5)	(206.0)	(177.0)	(13.9)	(736.9)	(16.5)	(753.4)
Operating profit before financial income (expense)	362.8	(48.7)	(52.1)	104.9	(8.5)	358.4	(16.5)	341.9

Financial income (expense), net							(40.6)	(40.6)
Foreign exchange gain (loss), net							6.6	6.6
Profit before taxes on income								307.9

Income tax expense							(27.9)	(27.9)

Net income								280.0

Summary of Revenue by Geographic Area
Revenue by geographic area – year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,399.8	202.8	1,181.6	560.7	0.7	3,345.6
Europe	508.2	96.7	118.8	200.0	—	923.7
Asia Pacific	256.9	4.3	20.3	95.5	—	377.0
Latin America, except Brazil	17.0	2.7	21.6	35.1	—	76.4
Brazil	0.7	431.8	54.7	107.6	8.5	603.3
Other	51.8	37.0	—	47.8	—	136.6

Total	2,234.4	775.3	1,397.0	1,046.7	9.2	5,462.6

Revenue by geographic area – year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,449.4	145.7	936.7	422.2	5.0	2,959.0
Europe	519.1	122.8	127.4	196.7	—	966.0
Asia Pacific	324.1	1.6	1.6	104.7	—	432.0
Latin America, except Brazil	11.9	68.3	22.5	47.3	—	150.0
Brazil	0.2	258.9	16.1	157.2	10.6	443.0
Other	53.6	14.8	—	52.7	—	121.1

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

Revenue by geographic area – year ended December 31, 2017:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,795.5	93.3	1,006.8	421.0	21.3	3,337.9
Europe	200.1	133.5	161.7	196.3	—	691.6
Asia Pacific	670.3	13.7	94.1	81.4	—	859.5
Latin America, except Brazil	0.5	5.4	0.6	45.1	—	51.6
Brazil	0.9	587.1	17.1	133.3	10.5	748.9
Other	104.1	20.7	—	45.1	—	169.9

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

Summary of Assets by Operating Segment
Assets by operating segment - year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	4.7	62.0	15.2	208.6	3.7	294.2	—	294.2
Property, plant and equipment	859.5	261.6	456.6	480.9	—	2,058.6	—	2,058.6
Intangible assets	1,048.8	16.5	750.5	—	113.8	1,929.6	122.1	2,051.7

Total	1,913.0	340.1	1,222.3	689.5	117.5	4,282.4	122.1	4,404.5

Assets by operating segment - year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	5.8	111.2	1.3	192.2	7.5	318.0	—	318.0
Property, plant and equipment	688.8	295.6	544.0	435.6	0.7	1,964.7	—	1,964.7
Intangible assets	862.5	11.0	829.0	—	78.4	1,780.9	117.9	1,898.8

Total	1,557.1	417.8	1,374.3	627.8	86.6	4,063.6	117.9	4,181.5

Summary of Assets by Geographical Area
Assets by geographic area - year ended December 31, 2019:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	101.5	89.8	5.9	97.0	294.2
Property, plant and equipment	371.5	556.9	48.3	1,081.9	2,058.6
Intangible assets	79.5	10.4	—	1,961.8	2,051.7

Total	552.5	657.1	54.2	3,140.7	4,404.5

Assets by geographic area - year ended December 31, 2018:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	83.9	106.4	8.8	118.9	318.0
Property, plant and equipment	351.1	501.6	57.1	1,054.9	1,964.7
Intangible assets	53.6	5.7	—	1,839.5	1,898.8

Total	488.6	613.7	65.9	3,013.3	4,181.5

Summary of Reconciliation of Reportable Segments and Statements of Income

	12.31.2019
		(-) Elimination of discontinued operations
	Total reportable segments	Commercial Aviation	Service and Support	Other	Corporate expenses	Results of continuing operations
Revenue	5,462.6	2,234.4	609.5	0.6	—	2,618.1
Cost of sales and services	(4,667.1)	(1,971.2)	(429.7)	(6.3)	—	(2,259.9)

Gross profit	795.5	263.2	179.8	(5.7)	—	358.2
Gross profit %	14.6%					13.7%

Operating income (expense)	(872.5)	(332. 3)	(101.1)	—	81.5	(520.6)

Operating profit before financial income (expense)	(77.0)	(69.1)	78.7	(5.7)	81.5	(162.4)
Operating margin %	-1.4%					-6.2%

	12.31.2018
		(-) Elimination of discontinued operations
	Total reportable segments	Commercial Aviation	Service and Support	Other	Corporate expenses	Results of continuing operations
Revenue	5,071.1	2,358.3	581.0	4.1	—	2,127.7
Cost of sales and services	(4,303.1)	(1,976.7)	(389.4)	(7.4)	—	(1,929.6)

Gross profit	768.0	381.6	191.6	(3.3)	—	198.1
Gross profit %	15.1%					9.3%

Operating income (expense)	(732.7)	(229.1)	(99.7)	—	77.3	(481.2)

Operating profit before financial income (expense)	35.3	152.2	91.9	(3.3)	77.3	(283.1)
Operating margin %	0.7%					-13.3%

	12.31.2017
		(-) Elimination of discontinued operations
	Total reportable segments	Commercial Aviation	Service and Support	Other	Corporate expenses	Results of continuing operations
Revenue	5,859.4	2,771.4	523.9	17.6	—	2,546.5
Cost of sales and services	(4,764.1)	(2,178.1)	(326.3)	(11.1)	—	(2,248.6)

Gross profit	1,095.3	593.3	197.6	6.5	—	297.9
Gross profit %	18.7%					11.7%

Operating income (expense)	(753.4)	(230.5)	(101.3)	—	72.1	(493.7)

Operating profit before financial income (expense)	341.9	362.8	96.3	6.5	72.1	(195.8)
Operating margin %	5.8%					-7.7%